Licensing and Collaborative Agreement	12 Months Ended
Dec. 31, 2010
Licensing and Collaborative Agreement [Abstract]
Licensing and Collaborative Agreement

7. Licensing and Collaborative Agreement with Bayer Schering Pharma AG

In January 2000, we entered into a licensing and collaborative agreement with Bayer Schering Pharma AG ("Bayer Schering"), under which we collaborated with Bayer Schering on manufacturing and clinical development of our cell therapy product, Spheramine®, for the treatment of Parkinson's disease. Under the agreement, we performed clinical development activities for which we received funding. As of December 31, 2010, we have recognized $2.8 million under this agreement. Bayer Schering fully funded, and managed in collaboration with us, all pilot and pivotal clinical studies, and manufacturing and development activities. We were entitled to receive up to an aggregate of $8 million over the life of the Bayer Schering agreement upon the achievement of specific milestones. We were also to receive a royalty on future net sales of the product. In September 2008, we were notified by Bayer Schering of the termination of the above license agreement.